Note 9 - Financial Instruments - Fair Value Measurement Input Sensitivity (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Derivative financial assets	$ 249,321	$ 283,431
Derivative financial liabilities	(91,237)	(138,159)
Total net derivative assets (liabilities)	158,084	145,272
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets
Derivative financial liabilities
Total net derivative assets (liabilities)
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets
Derivative financial liabilities	(11,261)	(21,092)
Total net derivative assets (liabilities)	(11,261)	(21,092)
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets	249,321	283,431
Derivative financial liabilities	(79,976)	(117,067)
Total net derivative assets (liabilities)	$ 169,345	$ 166,364